Offerings - Offering: 1	Jul. 30, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	320,000
Proposed Maximum Offering Price per Unit	37.30
Maximum Aggregate Offering Price	$ 11,936,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 1,761.75
Offering Note	Note 1. The Amount Registered represents the number of additional shares of common stock, par value $0.0001 per share (Common Stock), of APi Group Corporation (the Registrant) potentially deliverable pursuant to the APi Group, Inc. Profit Sharing & 401(k) Plan, as amended (the Plan), being registered hereon. Pursuant to Rule 416 under the Securities Act of 1933 (the Securities Act), this Registration Statement on Form S-8 also covers such indeterminate number of additional shares of Common Stock as may become available pursuant to any anti-dilution provisions of the Plan. Note 2. The Offering Price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act based on $37.30, the average of the high and low sale prices of such shares on the New York Stock Exchange on July 29, 2024, which is a date within five business days prior to filing.